August 17, 2011

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Forum Funds
ICICI India Dynamic Fund
File Nos. 2-67052; 811-3023
Post-Effective Amendment No. 333

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the “Trust”) is Post-Effective Amendment No. 333 to the Trust’s currently effective Registration Statement on Form N-1A relating to the ICICI India Dynamic Fund (the “Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Securities and Exchange Commission regarding the Fund's prospectus and statement of additional information ("SAI") filed in the Trust's Post-Effective Amendment No. 294 on October 5, 2010; and (2) make other non-material changes to the Fund's prospectus and SAI.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments
cc: David Faherty
Atlantic Fund Services